Private Placement (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Private placement warrant description	Each Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8).
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Number of purchased shares | shares	6,000,000
Warrant price per share | $ / shares	$ 1
Aggregate purchase price | $	$ 6,000,000